UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      W.P. Stewart & Co., Ltd.

Address:   527 Madison Avenue
           New York, NY 10022


Form 13F File Number: 28-1432


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Seth L. Pearlstein
Title:  General Counsel
Phone:  212-750-8585

Signature,  Place,  and  Date  of  Signing:

/s/ Seth L. Pearlstein             New York, NY                       8/12/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

13F File Number  Name

                 NONE
---------------  ---------------------------------------------------------------

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              27

Form 13F Information Table Value Total:  $    1,452,857
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

             COLUMN 1                  COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
----------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                              VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
          NAME OF ISSUER            TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
----------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
AMPHENOL CORP NEW CL A              COM            032095101   114645  2123448 SH       SOLE                2123448      0    0
ANSYS INC COM                       COM            03662Q105    96453  1764275 SH       SOLE                1764275      0    0
APPLE INC COM                       COM            037833100   117023   348624 SH       SOLE                 348624      0    0
BECTON DICKINSON & CO COM           COM            075887109     9539   110700 SH       SOLE                 110700      0    0
BOEING CO COM                       COM            097023105      333     4500 SH       SOLE                   4500      0    0
CTRIP COM INTL LTD AMERICAN DEP SHS ADR            22943F100     2053    47650 SH       SOLE                  47650      0    0
GOOGLE INC CL A                     COM            38259P508    85183   168220 SH       SOLE                 168220      0    0
INFOSYS LTD SPONSORED ADR           ADR            456788108     3866    59265 SH       SOLE                  59265      0    0
INTERCONTINENTALEXCHANGE INC COM    COM            45865V100    70172   562685 SH       SOLE                 562685      0    0
MASTERCARD INC CL A                 COM            57636Q104   108040   358532 SH       SOLE                 358532      0    0
MYRIAD GENETICS INC COM             COM            62855J104      602    26487 SH       SOLE                  26487      0    0
NETAPP INC COM                      COM            64110D104    48930   927060 SH       SOLE                 927060      0    0
NEW YORK TIMES CO CL A              COM            650111107      916   105000 SH       SOLE                 105000      0    0
ORACLE CORP COM                     COM            68389X105    54118  1644437 SH       SOLE                1644437      0    0
PEPSICO INC COM                     COM            713448108    61698   876021 SH       SOLE                 876021      0    0
POLO RALPH LAUREN CORP CL A         COM            731572103   102936   776230 SH       SOLE                 776230      0    0
PRAXAIR INC COM                     COM            74005P104   108745  1003273 SH       SOLE                1003273      0    0
PROCTER & GAMBLE CO COM             COM            742718109    70749  1112930 SH       SOLE                1112930      0    0
QUALCOMM INC COM                    COM            747525103      380     6700 SH       SOLE                   6700      0    0
SAP AG SPON ADR                     ADR            803054204      249     4100 SH       SOLE                   4100      0    0
SCHWAB CHARLES CORP NEW COM         COM            808513105    64904  3945522 SH       SOLE                3945522      0    0
STAPLES INC COM                     COM            855030102     2442   154570 SH       SOLE                 154570      0    0
TARGET CORP COM                     COM            87612E106    64140  1367296 SH       SOLE                1367296      0    0
UNITED TECHNOLOGIES CORP COM        COM            913017109    59436   671512 SH       SOLE                 671512      0    0
URBAN OUTFITTERS INC COM            COM            917047102    61247  2175744 SH       SOLE                2175744      0    0
VERISK ANALYTICS INC CL A           COM            92345Y106    45521  1314885 SH       SOLE                1314885      0    0
YUM BRANDS INC COM                  COM            988498101    98537  1783807 SH       SOLE                1783807      0    0


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